LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASES
Lease expense	$ 86,911	$ 92,537	$ 158,612
lease term	5 months	6 months
Operating lease agreements expiration dates	expiration date in May 2023
Operating Lease, Weighted Average Discount Rate, Percent	3.85%	3.95%